UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-2006
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      10-30-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  45
                                        -------------------

Form 13F Information Table Value Total:  $1,004,602
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 9/30/06

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
3M CO COM               FOREIGN COMMON  88579Y101  11,224        150,821  X                                90,221     60,600
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  28,644        980,300  X                                91,289    889,011
ACCENTURE LTD SHS CL    COMMON          G1150G111  11,636        366,961  X                               226,365    140,596
AMERICAN INTL GROUP I   FOREIGN COMMON  026874107  11,828        178,513  X                               101,054     77,459
ASTRAZENECA PLC ADR S   COMMON          046353108  27,410        438,557  X                                46,418    392,139
BARCLAYS PLC ADR        COMMON          06738E204  37,522        739,064  X                                71,355    667,709
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104  21,010        320,369  X                                35,292    285,077
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  36,668        857,325  X                                84,848    772,477
CANON INC ADR           FOREIGN COMMON  138006309  31,403        600,548  X                                57,392    543,156
CITIGROUP INC COM       FOREIGN COMMON  172967101  15,179        305,598  X                               176,251    129,347
COCA COLA CO            COMMON          191216100  10,308        230,704  X                               143,160     87,544
CRH PLC ADR             COMMON          12626K203  23,056        665,599  X                                72,721    592,878
DANSKE BK A/S ADR       FOREIGN         236363107  17,727        902,545  X                                94,628    807,917
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  36,452        513,122  X                                50,950    462,172
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  27,208        457,209  X                                44,937    412,272
EXXON MOBIL CORP COM    FOREIGN COMMON  30231G102  10,936        162,985  X                                93,010     69,975
FEDERAL NAT MORTGAGE    COMMON          313586109   7,994        142,985  X                                87,219     55,766
FRANCE TELECOM ADR SP   COMMON          35177Q105  25,586      1,097,632  X                               107,323    990,309
GENERAL ELEC CO         FOREIGN         369604103  10,979        311,021  X                               191,271    119,750
GLAXOSMITHKLINE PLC A   COMMON          37733W105  33,360        626,711  X                                61,999    564,712
HEINEKEN N V ADR        FOREIGN COMMON  423012202  29,267      1,281,079  X                               125,298  1,155,781
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  37,335        407,903  X                                40,031    367,872
I B M                   FOREIGN COMMON  459200101  10,520        128,382  X                                81,974     46,408
ING GROEP N V ADR SPO   COMMON          456837103  33,398        759,384  X                                71,795    687,589
IRELAND BK ADR SPONSO   FOREIGN COMMON  46267Q103  30,194        383,264  X                                36,015    347,249
JOHNSON & JOHNSON       FOREIGN COMMON  478160104  10,915        168,075  X                                99,684     68,391
LILLY, ELI AND COMPAN   COMMON          532457108   8,112        142,313  X                                89,774     52,539
MITSUBISHI UFJ FINL G   FOREIGN COMMON  606822104  26,158      2,041,965  X                               190,550  1,851,415
NESTLE S A ADR SPON R   COMMON          641069406  38,134        438,705  X                                42,711    395,994
NOKIA CORP ADR SPONSO   FOREIGN         654902204  25,430      1,291,520  X                               126,234  1,165,286
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  36,030        616,527  X                                60,166    556,361
ORACLE SYS CORP         FOREIGN COMMON  68389X105  13,498        760,882  X                               409,442    351,440
PFIZER INC              FOREIGN         717081103  12,755        449,754  X                               256,256    193,498
PROCTER & GAMBLE COMP   COMMON          742718109  11,200        180,707  X                               103,935     76,772
ROYAL DUTCH SHELL PLC   COMMON  COMMON  780259206  25,043        378,868  X                                38,129    340,739
SANOFI-AVENTIS ADR      COMMON          80105N105  33,090        744,104  X                                74,457    669,647
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  29,615        931,436  X                                94,139    837,297
TARGET                  FOREIGN COMMON  87612E106   8,453        153,000  X                                86,460     66,540
TELECOM CORP NEW ZEAL   FOREIGN COMMON  879278208  12,913        575,716  X                                62,101    513,615
TESCO PLC ADR SPONSOR   FOREIGN COMMON  881575302  25,934      1,285,528  X                               139,552  1,145,976
TNT N V SPON ADR        FOREIGN         87260W101  17,271        454,250  X                                49,270    404,980
TOTAL FINA ELF S A AD   COMMON          89151E109  27,779        421,270  X                                40,468    380,802
UBS AG SHS              FOREIGN COMMON  H8920M855  27,141        457,611  X                                48,508    409,103
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  34,768      1,401,381  X                               137,685  1,263,696
VODAFONE GROUP PLC NE   FOREIGN         92857W100  14,742        644,902  X                                70,902    574,000
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